Vanguard Cash Reserves Federal Money Market Fund Performance Management - Retail Prospectus [Member] - Vanguard Cash Reserves Federal Money Market Fund	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Returns
Performance Narrative [Text Block]	Effective September 29, 2020, the Fund changed its investment strategy and name, and changed its designation to a government money market fund. Performance for the periods prior to September 29, 2020, is based on the investment strategy utilized by the Fund prior to September 29, 2020, under the name Vanguard Prime Money Market Fund. The following bar chart and table show the Fund’s historical performance and are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant peer group average and one or more additional indexes with similar investment characteristics as the Fund. Returns for the U.S. Government Money Market Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future.Updated performance information is available on our website at vanguard.com/performance.
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show the Fund’s historical performance and are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant peer group average and one or more additional indexes with similar investment characteristics as the Fund.
Bar Chart [Heading]	Annual Total Returns — Vanguard Cash Reserves Federal Money Market Fund Admiral Shares
Bar Chart Closing [Text Block]	The highest and lowest returns for a calendar quarter during the periods shown in the bar chart and the year-to-date return as of the most recent calendar quarter were:
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Availability Website Address [Text]	vanguard.com/performance
Admiral Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return	3.21%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Jun. 30, 2021